Debt (Schedule Of Maturities On Long-Term Indebtedness) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Entity Information [Line Items]
2016	$ 24,650
2017	400,000
2018	0
2019	495,000
2020	95,000
Thereafter	1,513,800
Total	2,528,450
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
2016	24,650
2017	0
2018	0
2019	90,000
2020	95,000
Thereafter	1,513,800
Total	$ 1,723,450